NOTE 10 - STOCKHOLDERS' EQUITY (Details) - $ / shares				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 06, 2023	Sep. 13, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2018	Jan. 31, 2018	Oct. 16, 2017	Feb. 28, 2017
Preferred Stock, Shares Authorized	75,000,000					75,000,000		75,000,000	75,000,000				75,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001					$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,500,000,000					2,500,000,000		2,500,000,000	2,500,000,000	2,500,000,000	1,000,000,000		500,000,000
Stockholders' Equity, Reverse Stock Split	The Company effectuated a reverse stock split of 1-for-250 as of July 23, 2018.
Preferred Stock, Shares Outstanding	0					0		0	0
Warrants Issued					7,421,544				14,000,000
Warrants Outstanding						23,421,544		16,000,000
Warrants Fully Vested						16,000,000		16,000,000
Issuance of common stock-Omnibus Stock Grant and Option Plan									7,500,000
Common Stock
Issuance of common stock for services			340,000			340,000		340,000	1,177,778
Issuance of common stock-Note Conversion, shares						340,621		340,621
Issuance of common stock for services						4,400,000		4,400,000	1,000,000
Issuance of common stock for cash						507,917	507,917	507,917	900,000
Cancelation of common stock for debt						(200,267)	(800,267)	(200,267)
Cancelation of common stock for debt						(600,000)		(600,000)
Issuance of common stock for services					2,000,000			1,000,000	2,000,000
Issuance of common stock for services		320,000							715,000
Issuance of common stock for services				6,400,000				6,400,000	3,500,000
Issuance of common stock for debt									1,200,000
Preferred Stock
Issuance of common stock-Share Conversion Agreements						15,592,986		15,592,986
Issuance of common stock-Share Conversion Agreements, Retired						467,057		467,057
Series A Preferred Stock
Preferred Stock, Shares Authorized												1,333,334	25,000,000